Share capital - share capital (Details)	5 Months Ended
	Sep. 30, 2021 USD ($) $ / shares shares	Sep. 02, 2021 $ / shares	Apr. 25, 2021 $ / shares	Sep. 30, 2020 € / shares
Disclosure of detailed information about business combination [line items]
Par value per share | (per share)	$ 0.0001	$ 0.0001	$ 1	€ 0.0001
Arqit Quantum Inc
Disclosure of detailed information about business combination [line items]
Inception, April 26, 2021 - par value $1	1
Treasury shares | shares	(1)
Shares issued | shares	90,000,000
September 30, 2021 - par value $0.0001	110,073,430
Inception, April 26, 2021 - par value $1	$ 1
Treasury shares	(1)
Shares issued	9,000
September 30, 2021 - par value $0.0001	$ 11,007
Centricus [Member]
Disclosure of detailed information about business combination [line items]
Shares issued | shares	12,973,430
Shares issued	$ 1,297
PIPE investors [Member]
Disclosure of detailed information about business combination [line items]
Shares issued | shares	7,100,000
Shares issued	$ 710